Organization and Principal Activities - Principal Subsidiaries (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2019
Haidong CRF Micro-credit Co., Ltd. (“Haidong CRF Micro-credit”)
Organization And Principal Activities [Line Items]
Percentage of ownership	30.00%
Nominee Shareholders
Organization And Principal Activities [Line Items]
Ownership interest by nominee shareholders	70.00%